Pension and Other Employee Obligations - Contributions to Defined Contribution Plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	$ 12,675	$ 11,572	$ 11,684
India [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	8,772	7,919	8,123
USA [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	1,548	1,387	1,279
UK [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	892	759	670
South Africa [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	789	840	860
Sri Lanka [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	480	505	625
Philippines [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	$ 194	$ 162	$ 127